BANK LOANS	12 Months Ended
Jun. 30, 2026
BANK LOANS
BANK LOANS

NOTE 17. BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Industry and Commercial Bank of China (“ICBC”) (1)	¥10,000,000	¥—	$—
China Construction Bank (2)	1,106,009	—	—
Industry and Commercial Bank of China (“ICBC”) (3)	476,327	—	—
Industry and Commercial Bank of China (“ICBC”) (4)	—	10,000,000	1,473,818
China Construction Bank (5)	—	1,106,105	163,019
Industry and Commercial Bank of China (“ICBC”) (6)	—	200,153	29,499
Total short-term bank loans	¥11,582,336	¥11,306,258	$1,666,336
(1)	On June 6, 2025, BHD drew down ¥10,000,000 ($1,473,818) under its revolving loan facility with ICBC as working capital for a term of one year, maturing on June 5, 2026. This loan is pledged by the self-owned housing property of one of the founders of BHD with carrying value of approximately ¥17.0 million ($2.4 million) as collateral for this loan. The loan was fully repaid as of June 30, 2026.
(2)	On June 3, 2025, FGS entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,105,000 ($162,857) as working capital for twelve months, with a maturity date of June 3, 2026. The loan has a fixed interest rate of 3.65% per annum. Some non-controlling shareholder of FGS was co-borrower and bore joint and several liability for this loan. The loan was fully repaid as of June 30, 2026.
(3)	On June 18, 2025, FGS entered into a revolving loan facility with ICBC to borrow up to ¥476,000 ($70,154) as working capital for 360 days, with a maturity date of June 13, 2026. The loan has a fixed interest rate of 2.75% per annum. The loan was fully repaid as of June 30, 2026.
(4)	On June 2, 2026, BHD drew down ¥10,000,000 ($1,473,818) under its revolving loan facility with ICBC as working capital for a term of one year, maturing on June 2, 2027. The loan is pledged by the self-owned housing property of one of the founders of BHD with carrying value of approximately ¥17.0 million ($2.5 million) as collateral for this loan.
(5)	On May 15, 2026, FGS renewed its revolving loan facility with China Construction Bank, with a maximum borrowing capacity of ¥1,105,000 ($162,857) for working capital purposes. The facility matures on May 15, 2027 and bears a fixed annual interest rate of 3.6%. Certain non-controlling shareholders of FGS act as co-borrowers and are jointly and severally liable for the facility.
(6)	On June 11, 2026, FGS entered into a revolving loan facility with ICBC to borrow up to ¥200,000 ($29,476) as working capital for 360 days, with a maturity date of June 13, 2026. The loan has a fixed interest rate of 2.75% per annum.

Interest expense for the short-term bank loan was ¥332,881, ¥343,159 and ¥312,841 ($46,107) for the years ended June 30, 2024, 2025 and 2026, respectively.